Summary of Income Tax Expense Attributable to Income From Continuing Operation (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current tax (expense)	R$ 60,869	R$ (755,139)	R$ (906,080)	R$ (712,814)	R$ (781,576)
Deferred tax (expense) benefit	84,357	801,180	1,257,067	(1,532,299)	(2,598,352)
Income tax and social contribution effect on profit or loss	R$ 145,226	R$ 46,041	R$ 350,987	R$ (2,245,113)	R$ (3,379,928)